Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 96.68%
Communication services: 7.07%
Diversified telecommunication services: 2.58%
Verizon Communications Incorporated	181,000	$ 9,714,270
Entertainment: 2.21%
Activision Blizzard Incorporated	102,100	8,321,150
Media: 2.28%
Omnicom Group Incorporated	102,400	8,590,336
Consumer discretionary: 7.71%
Household durables: 1.86%
Whirlpool Corporation	34,800	7,004,196
Specialty retail: 1.63%
CarMax Incorporated †	56,050	6,127,947
Textiles, apparel & luxury goods: 4.22%
Gildan Activewear Incorporated	221,400	8,703,234
HanesBrands Incorporated	466,000	7,199,700
		15,902,934
Consumer staples: 8.02%
Food products: 4.30%
General Mills Incorporated	116,600	7,862,338
Ingredion Incorporated	38,760	3,439,562
The Kraft Heinz Company	124,730	4,891,911
		16,193,811
Personal products: 1.87%
Unilever plc ADR	139,800	7,027,746
Tobacco: 1.85%
Philip Morris International Incorporated	68,750	6,948,563
Energy: 1.80%
Oil, gas & consumable fuels: 1.80%
The Williams Companies Incorporated	217,100	6,790,888
Financials: 31.67%
Banks: 5.70%
JPMorgan Chase & Company	39,850	5,650,730
PNC Financial Services Group Incorporated	13,800	2,749,650
US Bancorp	157,400	8,899,396
Wells Fargo & Company	77,850	4,154,855
		21,454,631
Capital markets: 8.56%
Brookfield Asset Management Incorporated Class A	174,100	9,512,824
London Stock Exchange Group plc ADR	386,200	8,388,264
See accompanying notes to portfolio of investments

Allspring C&B Large Cap Value Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
State Street Corporation	94,320	$ 8,048,326
The Charles Schwab Corporation	74,000	6,250,040
		32,199,454
Diversified financial services: 2.62%
Berkshire Hathaway Incorporated Class B †	30,650	9,852,443
Insurance: 14.79%
Alleghany Corporation †	10,300	6,817,771
Arch Capital Group Limited †	247,150	11,643,237
Chubb Limited	39,050	7,952,142
Fidelity National Financial Incorporated	210,100	10,009,164
Globe Life Incorporated	59,300	5,986,928
Progressive Corporation	76,197	8,071,548
The Allstate Corporation	42,400	5,188,064
		55,668,854
Health care: 14.41%
Health care equipment & supplies: 6.70%
Becton Dickinson & Company	36,440	9,885,443
Dentsply Sirona Incorporated	151,870	8,222,242
Medtronic plc	67,500	7,086,825
		25,194,510
Health care providers & services: 5.11%
HCA Healthcare Incorporated	28,750	7,196,413
Laboratory Corporation of America Holdings †	16,650	4,516,479
UnitedHealth Group Incorporated	15,820	7,528,263
		19,241,155
Pharmaceuticals: 2.60%
Johnson & Johnson	59,450	9,783,687
Industrials: 15.47%
Commercial services & supplies: 1.90%
IAA Incorporated †	194,640	7,151,074
Electrical equipment: 1.28%
AMETEK Incorporated	37,200	4,828,188
Industrial conglomerates: 0.85%
3M Company	21,450	3,188,543
Machinery: 6.43%
Colfax Corporation †	149,980	6,030,696
PACCAR Incorporated	59,700	5,481,057
Stanley Black & Decker Incorporated	51,910	8,445,757
Woodward Incorporated	34,050	4,243,652
		24,201,162
Professional services: 2.53%
Leidos Holdings Incorporated	93,660	9,538,334
Trading companies & distributors: 2.48%
AerCap Holdings NV †	171,200	9,318,416
See accompanying notes to portfolio of investments

2  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Information technology: 6.94%
Electronic equipment, instruments & components: 5.35%
Arrow Electronics Incorporated †	110,670	$ 13,488,460
TE Connectivity Limited	46,680	6,648,632
		20,137,092
IT services: 1.59%
Amdocs Limited	76,200	5,996,940
Materials: 1.32%
Metals & mining: 1.32%
Reliance Steel & Aluminum Company	25,990	4,960,711
Utilities: 2.27%
Gas utilities: 2.27%
Atmos Energy Corporation	77,660	8,527,845
Total Common stocks (Cost $253,569,838)		363,864,880

		Yield
Short-term investments: 2.51%
Investment companies: 2.51%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	9,425,065	9,425,065
Total Short-term investments (Cost $9,425,065)				9,425,065
Total investments in securities (Cost $262,994,903)	99.19%			373,289,945
Other assets and liabilities, net	0.81			3,054,881
Total net assets	100.00%			$376,344,826

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$20,061,602	$68,746,721	$(79,383,258)	$0	$0	$9,425,065	9,425,065	$1,617
See accompanying notes to portfolio of investments

Allspring C&B Large Cap Value Portfolio  |  3

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Allspring C&B Large Cap Value Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,625,756	$0	$0	$26,625,756
Consumer discretionary	29,035,077	0	0	29,035,077
Consumer staples	30,170,120	0	0	30,170,120
Energy	6,790,888	0	0	6,790,888
Financials	119,175,382	0	0	119,175,382
Health care	54,219,352	0	0	54,219,352
Industrials	58,225,717	0	0	58,225,717
Information technology	26,134,032	0	0	26,134,032
Materials	4,960,711	0	0	4,960,711
Utilities	8,527,845	0	0	8,527,845
Short-term investments
Investment companies	9,425,065	0	0	9,425,065
Total assets	$373,289,945	$0	$0	$373,289,945
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring C&B Large Cap Value Portfolio  |  5